Long term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Principal amount	$ 20,000	$ 10,000
Less: unamortized debt issuance costs	(609)	(402)
Long-term debt, net of unamortized debt issuance costs	19,391	9,598
Less: current portion, net of unamortized debt issuance costs	0	(3,912)
Long-term Debt, Excluding Current Maturities	$ 19,391	$ 5,686